S000039730 [Member] Investment Strategy - Putnam Short Term Investment Fund	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Investments, risks, and performance
Strategy Narrative [Text Block]
The fund invests in a diversified portfolio of fixed-income securities comprised of short duration, investment-grade money market and other fixed-income securities.
The fund’s investments may include obligations of the U.S. government, its agencies and instrumentalities, which are backed by the full faith and credit of the United States (e.g., U.S. Treasury bonds and Ginnie Mae mortgage-backed bonds) or by only the credit of a federal agency or government-sponsored entity (e.g., Fannie Mae or Freddie Mac mortgage-backed bonds), domestic corporate debt obligations, municipal debt securities, securitized debt instruments (such as mortgage- and asset-backed securities), repurchase agreements, certificates of deposit, bankers acceptances, commercial paper (including asset-backed commercial paper), time deposits, Yankee Eurodollar securities and other money market instruments. The fund may also invest in U.S. dollar-denominated foreign securities of these types. Under normal circumstances, the effective duration of the fund’s portfolio will generally not be greater than one year. Effective duration provides a measure of a fund’s interest-rate sensitivity. The longer a fund’s duration, the more sensitive the fund is to shifts in interest rates. The fund will maintain a dollar-weighted average portfolio maturity of three years or less.
The Investment Manager may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.